SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

13. SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019

Cash and restricted cash:
Canada	$4,649,019	$4,330,650	$3,704,205
Ghana	322,631	416,928	573,356
Total cash and restricted cash	4,971,650	4,747,578	4,277,561
Capital assets
Canada	-	-	-
Ghana	1,334,549	1,304,797	1,140,147
Total capital assets	1,334,549	1,304,797	1,140,147
Total	$6,306,199	$6,052,375	$5,417,708